Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Maturity Schedule of Contractual Liabilities (Details) € in Millions	Dec. 31, 2024 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 1,877
Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	15
Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	560
Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	359
Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	40
Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	627
Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	276
Less than 1 year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	1,064
Less than 1 year | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	8
Less than 1 year | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	560
Less than 1 year | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	214
Less than 1 year | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	34
Less than 1 year | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	73
Less than 1 year | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	175
2026
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	131
2026 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2026 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2026 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	34
2026 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	6
2026 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	63
2026 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	25
2027
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	95
2027 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	2
2027 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2027 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	15
2027 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2027 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	57
2027 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	21
Subsequent years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	587
Subsequent years | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	2
Subsequent years | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	96
Subsequent years | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	434
Subsequent years | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 55